Organization and Principal Activities (Tables)	12 Months Ended
Sep. 30, 2024
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities

The consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
Work BVI	March 15, 2022	BVI	100%	Investment holding
Work Medical Technology	April 19, 2022	Hong Kong	100%	Investment holding
WFOE	April 28, 2022	PRC	100%	Investment holding
Work Hangzhou	November 10, 2021	PRC	100%	Investment holding
Hangzhou Shanyou	April 29, 2002	PRC	95%	Produce and sale of medical consumables
Hangzhou Hanshi	July 22, 2019	PRC	60% owned by Hangzhou Shanyou	Sale of medical consumables
Shanghai Saitumofei Medical Treatment Technology Co., Ltd. (“Shanghai Saitumofei”)*	May 15, 2019	PRC	44.2017% as of September 30, 2024; 51% as of September 30, 2023	Sale of medical consumable
Hunan Saitumofei Medical Treatment Technology Co., Ltd (“Hunan Saitumofei”)*	April 02, 2022	PRC	100% owned by Shanghai Saitumofei	Sale of medical consumables
Hangzhou Woli Medical Treatment Technology Co., Ltd (“Hangzhou Woli”)	July 22, 2022	PRC	100%	Sale of medical consumables
Shanghai Chuqiang Medical Equipment Co., Ltd. (“Shanghai Chuqiang”)	March 12, 2018	PRC	100% owned by Hangzhou Shanyou	Sale of medical consumables
Hangzhou Youshunhe Technology Co., Ltd. (“Hangzhou Youshunhe”)	February 27, 2023	PRC	51% owned by Hangzhou Shanyou	Sale of medical consumables
Huangshan Saitumofei Medical Treatment Technology*	April 30, 2024	PRC	100% owned by Shanghai Saitumofei	Research and development

*	On May 24, 2024, the original shareholders of Shanghai Saitumofei (“Original shareholders”) signed a Capital injection Agreement with a new shareholder, Tunxi District Huangshan City Leading Industry Incubation Fund Ltd. (“Huangshan Fund”). According to the agreement, the Huangshan Fund intends to invest RMB20 million in cash to acquire a corresponding 13.33% shares in Shanghai Saitumofei. Following the capital injection of Huangshan Fund, the Group’s ownership interest of Shanghai Saitumofei was diluted to 44.2017%. While also on May 24, 2024, the Original shareholders signed a Concerted Action Agreement to ensure that the Group’s majority voting rights (collectively 86.67%) in Shanghai Saitumofei, therefore, the Group is still required to consolidate Shanghai Saitumofei in the reporting entity in the scope of ASC 810 Consolidation.